Supplemental Cash Flow Disclosures	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Disclosure of supplemental cash flow explanatory
21.	Supplemental cash flow disclosures

	For the year ended December 31,

	2021	2020

Fair value of Agent’s Warrants and corporate finance fee warrants	$ 1,415,424	$ 2,638,247

Fair value of warrants issued in connection with Loan Agreement	752,559	-

Issuance of common shares for acquisitions	1,156,437	-

Issuance of common shares pursuant to the conversion of convertible debentures	-	1,873,222

Issuance of share for debt settlement	-	814,519

Issuance of units for finders’ fees	114,600	467,100

Lease liabilities assumed from acquisition	(127,543)	-

Property and equipment purchases included in accounts payable and accrued liabilities	2,428,427	25,276

Property and equipment acquired through financing arrangements	729,749

ROU assets acquired through leases	12,248,318	5,020,509

ROU assets acquired through acquisition	127,043	-

20.	Supplemental cash flow disclosures

	Year ended December 31
	2020	2019
Adoption of IFRS 16, Leases	$—	$77,659
Fair value of Agent’s Warrants and corporate finance fee warrants	2,638,247	—
Issuance of shares for debt settlement	814,519	—
Issuance of shares pursuant to the conversion of convertible debentures	1,873,222	—
Issuance of units for finders’ fees	467,100	—
Property and equipment purchase in accounts payable	25,276	35,659
ROU assets reclassified to property and equipment	—	19,415
ROU assets acquired through leases	5,020,509	401,709

	$10,839,083	$534,442